Investment in Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investments in and Advances to Affiliates
The following table presents activity in the Partnership's investments in unconsolidated affiliates:

	Delta House (1)		Emerald Transactions
	FPS	OGL	Destin	Tri-States	Okeanos	Wilprise	MPOG	Total
			(in thousands)
Ownership % at December 31, 2016	20.1%	20.1%	49.7%	16.7%	66.7%	25.3%	66.7%

Balance at December 31, 2013	$—	$—	$—	$—	$—	$—	$—	$—
Investments	—	—	—	—	—	—	12,000	12,000
Earnings in unconsolidated affiliates	—	—	—	—	—	—	348	348
Contributions	—	—	—	—	—	—	—	—
Distributions	—	—	—	—	—	—	(1,980)	(1,980)
Balance at December 31, 2014	—	—	—	—	—	—	10,368	10,368
Investments	40,559	25,144	—	—	—	—	—	65,703
Earnings in unconsolidated affiliates	5,457	2,013	—	—	—	—	731	8,201
Contributions	—	—	—	—	—	—	—	—
Distributions	(12,551)	(4,097)	—	—	—	—	(3,920)	(20,568)
Balance at December 31, 2015	33,465	23,060	—	—	—	—	7,179	63,704
Investments	55,461	3,255	122,830	56,681	27,451	5,064	—	270,742
Earnings in unconsolidated affiliates	21,022	9,260	3,946	1,633	3,642	437	218	40,158
Contributions	—	—	—	—	—	—	429	429
Distributions	(45,465)	(10,125)	(15,894)	(3,292)	(4,034)	(557)	(3,679)	(83,046)
Balance at December 31, 2016	$64,483	$25,450	$110,882	$55,022	$27,059	$4,944	$4,147	$291,987

(1) Represents direct and indirect ownership interests in Class A Units.

Schedule of Investments
The following tables include summarized data for the entities underlying our equity method investments:

	December 31,
	2016	2015
	(in thousands)
Current assets	$120,167	$182,264
Non-current assets	1,369,492	1,418,299
Current liabilities	133,085	146,490
Non-current liabilities	541,312	419,215

	Years ended December 31,
	2016	2015	2014
	(in thousands)
Revenue	$370,263	$235,041	$102,290
Operating expenses	99,084	90,453	72,775
Net income	261,200	135,083	28,173

Our investments in the unconsolidated affiliates underlying the Emerald Transactions were acquired in late April 2016. The following table presents information for each of these affiliates for the portion of 2016 that we held the related investments:

	Emerald Transactions
	Destin	Tri-States	Okeanos	Wilprise
Revenues	$34,360	$25,557	$10,453	$3,306
Net income	8,272	15,983	1,911	2,028
Partnership ownership %	49.7%	16.7%	66.7%	25.3%
Partnership share of investee net income	4,109	2,664	1,274	513
Basis difference amortization	(163)	(1,031)	2,368	(76)
Earnings in unconsolidated affiliates	3,946	1,633	3,642	437